Changes in Accounting Policies (Tables)	6 Months Ended
Jul. 31, 2019
Changes In Accounting Policies
Disclosure of Lease Liabilities Reclassification and Adjustments
1 February 2019 $’000
Right-of-use assets	26,158
Lease contribution provision	1,102
Lease liabilities	(27,899)
Net reduction in retained earnings	639